RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
FGIL	$ 90,751	$ 2,343,892	$ 0
Other receivable - related party	0	336,746	0
Due from shareholders	0	692,500	0
Two Individual Shareholders [Member]
Due from shareholders	0	353,175	0
Merlotte Enterprise Limited [Member]
Due from shareholders	$ 0	$ 339,325	$ 0